Limited Duration Portfolio | Limited Duration Portfolio
Limited Duration Portfolio

January 31, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated January 31, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2013 of:

Core Fixed Income Portfolio
Core Plus Fixed Income Portfolio
Corporate Bond Portfolio
High Yield Portfolio
Limited Duration Portfolio
(collectively, the "Portfolios")

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary-Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H. More information about these and other discounts is available from your financial adviser and in the "Purchasing Class P and Class H Shares" section on page 43 of this Prospectus.

The following replaces the "Shareholder Fees" table with respect to Class P and Class H shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Shareholder Fees Limited Duration Portfolio	Class P Shares	Class H
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	4.00%

The following tables replace the "Example" tables with respect to Class P and Class H shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary-Example:"
Expense Example Limited Duration Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class P Shares	512	697	897	1,474
Class H	487	672	873	1,452

With respect to the Limited Duration Portfolio, the following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2012" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary-Performance Information-Average Annual Total Returns For Periods Ended December 31, 2012:"
Average Annual Returns		Past One Year	Past Five Years	Past Ten Years	Since Inception	Inception Date
Limited Duration Portfolio Class P Shares	[1]	(1.17%)	(3.03%)		(2.83%)	Sep. 28, 2007
[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 4.25%.